Condensed Financial Information (Parent Company) (Long-term Debt Outstanding) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt [Abstract]
Senior notes	$ 15,317	$ 15,938
Notes Payable, Related Parties	3,600	3,600
Long-term Debt	18,917	19,538
Senior Notes, Unaffiliated [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum	1.76%
Interest Rate Range Maximum	7.72%
Weighted Average Interest Rate	5.23%
Debt Instrument, Maturity Date Range, Start	Jun. 15, 2015
Debt Instrument, Maturity Date Range, End	Dec. 15, 2044
Senior notes	15,317	15,938
Senior Notes, Affiliated [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum	3.54%
Interest Rate Range Maximum	7.44%
Weighted Average Interest Rate	5.16%
Debt Instrument, Maturity Date Range, Start	Sep. 30, 2016
Debt Instrument, Maturity Date Range, End	Dec. 31, 2033
Senior notes	500
Notes Payable, Related Parties	3,100	3,100
Other Affiliated Debt [Member]
Long-term Debt [Abstract]
Interest Rate Range Minimum	0.93%
Interest Rate Range Maximum	0.95%
Weighted Average Interest Rate	0.94%
Debt Instrument, Maturity Date Range, Start	Dec. 30, 2015
Debt Instrument, Maturity Date Range, End	Mar. 31, 2016
Notes Payable, Related Parties	$ 500	$ 500